Expense Example - MyDestination 2045 Fund	May 01, 2021 USD ($)
Institutional
Expense Example:
1 Year	$ 49
3 Years	154
5 Years	269
10 Years	604
Investor
Expense Example:
1 Year	77
3 Years	240
5 Years	417
10 Years	$ 930